Summary of Liabilities for Guarantees (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 36,885	[1]	$ 34,647	[2]	$ 31,464	[3]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	336	[1]	572	[2]	462	[3]
Liability for guarantees related to income benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	300		600		500
Guaranteed death benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	1,200		1,800		1,300
Guaranteed accumulation benefits | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	2,000		3,000		2,800
Withdrawal benefit | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	400		400		300
Other guarantees | Variable annuities
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 33,000		$ 28,800		$ 26,600

[1]	Included in the total liability balance as of December 31, 2019 are reserves for variable annuity death benefits of $1.2 million, variable annuity income benefits of $0.3 million, variable annuity accumulation benefits of $2.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $33.0 million.
[2]	Included in the total liability balance as of December 31, 2018 are reserves for variable annuity death benefits of $1.8 million, variable annuity income benefits of $0.6 million, variable annuity accumulation benefits of $3.0 million, variable annuity withdrawal benefits of $0.4 million and other guarantees of $28.8 million.
[3]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.